Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of September 30, 2019, are shown below:

(in thousands of $)	2019 (1)	2020	2021	2022	2023	2024+
Golar Glacier	4,310	17,147	17,100	17,100	17,100	12,884
Golar Kelvin	4,310	17,147	17,100	17,100	17,100	15,695
Golar Snow	4,310	17,147	17,100	17,100	17,100	15,695
Golar Ice	4,310	17,147	17,100	17,100	17,100	18,599
Golar Tundra (2)	5,032	19,593	18,787	18,010	17,242	29,656
Golar Seal	3,420	13,717	13,717	13,717	13,754	27,433
Golar Crystal (2)	2,718	10,863	10,796	10,764	10,719	34,480
Hilli (2)	28,349	111,213	107,499	103,785	100,160	383,897

(1) For the 3 months ending December 31, 2019.
(2) The payment obligations relating to the Golar Tundra, Golar Crystal and Hilli above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.

Schedule of Variable Interest Entities
The assets and liabilities of Gimi MS that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2019
Balance sheet
Current assets	21,729
Non-current assets	284,344
Current liabilities	(92,147)

The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, is as follows:

(in thousands of $)	Nine months ended September 30, 2019
Statement of cash flows
Additions to asset under development	145,358

The assets and liabilities of Hilli LLC(1) that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	September 30, 2019	December 31, 2018
Balance sheet
Current assets	86,806	172,554
Non-current assets	1,308,377	1,392,713
Current liabilities	(325,539)	(278,728)
Non-current liabilities	(637,134)	(842,786)
(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Nine months ended September 30, 2019	Nine months ended September 30, 2018
Statement of operations
Liquefaction services revenue	163,572	73,101
Realized and unrealized gains on the oil derivative instrument	(31,441)	200,088

Statement of cash flows
Net debt repayments	(204,447)	(46,870)
Net debt receipts	129,454	960,000

The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of September 30, 2019 and December 31, 2018, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	September 30, 2019	December 31, 2018
Assets									Total	Total
Restricted cash and short-term deposits	10,679	1,470	8,718	11,358	—	26,789	4,531	40,916	104,461	176,428

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	141,637	151,325	140,204	116,450	10,917	—	5,751	269,050	835,334	646,513
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	98,173	123,023	86,599	552,220	860,015	1,200,774
	141,637	151,325	140,204	116,450	109,090	123,023	92,350	821,270	1,695,349	1,847,287
(1) Where applicable, these balances are net of deferred finance charges.